The (Provision for) Benefit from Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Income Tax Disclosure [Abstract]
Federal, Current	$ (139)	$ 6	$ 53
State, Current	(17)	(8)	0
Non-U.S., Current	(44)	(34)	(55)
Current Income Tax Expense (Benefit)	(200)	(36)	(2)
Federal, Deferred	(68)	(211)	(116)
State, Deferred	(10)	(30)	(10)
Non-U.S., Deferred	7	(1)	(30)
Deferred Income Tax Expense (Benefit)	(71)	(242)	(156)
(Provision) benefit for income taxes	$ (271)	$ (278)	$ (158)